Shareholder Report, Holdings (Details) - Capital Group U.S. Equity Fund	Apr. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.95%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%